Property and Equipment, Net	9 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 7 - Property and Equipment, net

At December 31, 2017, March 31, 2017 and 2016, property and equipment consisted of the following:

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Office furniture and fixtures	$17,490	$11,977	$-
Less: Accumulated Depreciation	(2,939)	(998)	-
	$14,551	$10,979	$-

Depreciation expense was $1,941 (unaudited) and $399 (unaudited) for nine months ended December 31, 2017(Successor) and 2016(Predecessor), respectively. Depreciation expenses was $599, $399 and $nil, for period January 11, 2017 through March 31, 2017(Successor), and period April 1, 2016 through January 10, 2017 (Predecessor), and year ended March 31, 2016 (Predecessor), respectively.